Note 26 - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 253,989	€ 226,091
Interest-bearing deposits [Abstract]
Demand deposits	131,726	167,807
Time deposits	158,851	122,478
Savings deposits	84,617	88,021
Total interest-bearing deposits	375,195	378,306
Total deposits	€ 629,183	€ 604,396